LAND USE RIGHTS, NET (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)
Land use rights, net (note 9)		¥ 12,913		$ 1,437	¥ 9,785
Amortization of Intangible Assets	¥ 821	2,893	¥ 5,944
Impairment of Leasehold	2,704	397	2,704
Use Rights [Member]
Amortization of Intangible Assets	¥ 424	677	¥ 668
Asset Pledged As Collateral [Member]
Land use rights, net (note 9)		¥ 2,177			¥ 2,053